Description of Business and Basis of Presentation - Merger Agreement (Details) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended
	Apr. 30, 2021 trading_day tranche $ / shares shares	Mar. 31, 2021 USD ($) trading_day tranche $ / shares shares	Jun. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Share price (in usd per share) | $ / shares		$ 10.00
Equity | $			$ (132,414)	$ 1,500,000	$ (107,821)	$ (97,217)	$ (100,823)	$ (84,756)
Number of shares eligible to be received | shares		23.8
Number of tranches | tranche		2
Earnout period, threshold trading days | trading_day		20
Earnout period, threshold consecutive trading days | trading_day		30
Cash available | $		$ 350,000
Tranche One
Business Acquisition [Line Items]
Number of shares eligible to be received | shares		11.9
Tranche Two
Business Acquisition [Line Items]
Number of shares eligible to be received | shares		11.9
Minimum
Business Acquisition [Line Items]
Earnout period, stock price trigger (in usd per share) | $ / shares		$ 12.50
Maximum
Business Acquisition [Line Items]
Earnout period, stock price trigger (in usd per share) | $ / shares		15.00
Subsequent Event
Business Acquisition [Line Items]
Share price (in usd per share) | $ / shares		$ 10.00
Number of shares eligible to be received | shares	24.1
Number of tranches | tranche	2
Earnout period, threshold trading days | trading_day	20
Earnout period, threshold consecutive trading days | trading_day	30
Cash available | $		$ 350,000
Subsequent Event | Tranche One
Business Acquisition [Line Items]
Number of shares eligible to be received | shares	12.0
Subsequent Event | Tranche Two
Business Acquisition [Line Items]
Number of shares eligible to be received | shares	12.0
Subsequent Event | Minimum
Business Acquisition [Line Items]
Earnout period, stock price trigger (in usd per share) | $ / shares	$ 12.50
Subsequent Event | Maximum
Business Acquisition [Line Items]
Earnout period, stock price trigger (in usd per share) | $ / shares	$ 15.00